Derivative Instruments and Hedging Activities	12 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

4. Derivative instruments and hedging activities:

Derivatives used for trading purposes

Nomura uses a variety of derivative financial instruments, including futures, forwards, options and swaps, for both trading and non-trading purposes.

In the normal course of business, Nomura enters into transactions involving derivative financial instruments to meet clients needs, for its trading activities, and to reduce its own exposure to loss due to adverse fluctuations in interest rates, currency exchange rates and market prices of securities. These financial instruments include contractual agreements such as commitments to swap interest payment streams, exchange currencies or purchase or sell securities and other financial instruments on specific terms at specific future dates.

Nomura also enters into various derivative financial instrument transactions including futures, forwards, option and swap contracts involving securities, foreign currency, interest rate and other capital market instruments as part of its normal trading activities and for market risk management of certain non-trading assets and liabilities.

Nomura maintains active trading positions in a variety of derivative financial instruments. Most of Nomura's trading activities are client oriented. Nomura utilizes a variety of derivative financial instruments as a means of bridging clients' specific financial needs and investors' demands in the securities markets. Nomura also actively trades securities and various derivatives to assist its clients in adjusting their risk profiles as markets change. In performing these activities, Nomura carries an inventory of capital markets instruments and maintains its access to market liquidity by quoting bid and offer prices to and trading with other market makers. These activities are essential to provide clients with securities and other capital markets products at competitive prices.

Futures and forwards contracts are commitments to either purchase or sell securities, foreign currency or other capital market instruments at a specific future date for a specified price and may be settled in cash or through delivery. Foreign exchange contracts include spot and forward contracts and involve the exchange of two currencies at a rate agreed by the contracting parties. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in market prices. Futures contracts are executed through regulated exchanges which clear and guarantee performance of counterparties. Accordingly, credit risk associated with futures contracts is considered minimal. In contrast, forward contracts are generally negotiated between two counterparties and, therefore, are subject to the performance of the related counterparties.

Options are contracts that grant the purchaser, for a premium payment, the right to either purchase or sell a financial instrument at a specified price within a specified period of time or on a specified date from or to the writer of the option. The writer of options receives premiums and bears the risk of unfavorable changes in the market price of the financial instruments underlying the options.

Swaps are contractual agreements in which two counterparties agree to exchange certain cash flows, at specified future dates, based on an agreed contract. Certain agreements may result in combined interest rate and foreign currency exposures. Entering into swap agreements may involve the risk of credit losses in the event of the counterparties' default.

To the extent these derivative financial instruments are economically hedging financial instruments or securities positions of Nomura, the overall risk of loss may be fully or partly mitigated by the hedged position.

Nomura seeks to minimize its exposure to market risk arising from its use of these derivative financial instruments through various control policies and procedures, including position limits, monitoring procedures and hedging strategies whereby Nomura enters into offsetting or other positions in a variety of financial instruments. Credit risk associated with these financial instruments is controlled by Nomura through credit approvals, limits and monitoring procedures. To reduce default risk, Nomura requires collateral, principally cash collateral and government securities, for certain derivative transactions. From an economic standpoint, Nomura evaluates default risk exposure net of related collateral. Furthermore, Nomura generally enters into International Swaps and Derivatives Association, Inc. master agreements or their equivalents ("Master Netting Agreements") with each of its counterparties. Master Netting Agreements provide a right of offset in the event of bankruptcy and mitigate the credit risk exposure from these transactions. In some cases, they enable unrealized gains and losses arising from Nomura's dealings in over-the-counter derivatives to be presented on a net-by-counterparty basis and on a net-by-cash collateral basis in accordance with ASC 210-20.

Nomura offset ¥640 billion of cash collateral receivables against net derivative liabilities and ¥649 billion of cash collateral payables against net derivative assets as of March 31, 2010. Nomura offset ¥605 billion ($7.31 billion) of cash collateral receivables against net derivative liabilities and ¥456 billion ($5.51 billion) of cash collateral payables against net derivative assets as of March 31, 2011.

Derivatives used for non-trading purposes

Nomura's principal objectives in using derivatives for non-trading purposes are to manage interest rate risk, to modify the interest rate characteristics of certain financial liabilities, to manage net investment exposure to fluctuations in foreign exchange rates arising from certain foreign operations and to mitigate equity price risk arising from certain stock-based compensation awards given to employees.

Credit risk associated with derivatives utilized for non-trading purposes is controlled and managed in the same way as credit risk associated with derivatives utilized for trading purposes.

Concentrations of credit risk for derivatives

The following table presents Nomura's significant concentration of exposures to credit risk in OTC derivatives with financial institutions. The gross fair value of derivative assets represents the maximum amount of loss due to credit risk that Nomura would incur if the counterparties of Nomura failed to perform in accordance with the terms of the instruments and any collateral or other security Nomura held in relation to those instruments proved to be of no value.

	Billions of yen
	March 31, 2010
	Gross Fair Value of derivative assets	Impact of Master Netting Arrangements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥12,340	¥(11,353)	¥(594)	¥393

	Billions of yen
	March 31, 2011
	Gross Fair Value of derivative assets	Impact of Master Netting Arrangements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥12,733	¥(11,611)	¥(442)	¥680

	Translation into billions of U.S. dollars
	March 31, 2011
	Gross Fair Value of derivative assets	Impact of Master Netting Arrangements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	$153.85	$(140.30)	$(5.34)	$8.21

Derivative activities

The following table quantifies the volume of Nomura's derivative activity through a disclosure of notional amounts, in comparison with the fair value of those derivatives. All amounts are disclosed on a gross basis, prior to counterparty netting of derivative assets and liabilities and cash collateral netting against net derivatives.

	Billions of yen
	March 31, 2010
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2):
Equity contracts	¥19,070	¥1,562	¥18,391	¥1,681
Interest rate contracts	368,014	11,997	359,576	11,616
Credit contracts	33,611	2,053	36,103	2,020
Foreign exchange contracts	65,428	715	63,090	780
Commodity contracts	387	32	338	32

Total	¥486,510	¥16,359	¥477,498	¥16,129

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,030	¥27	¥472	¥3

Total	¥1,030	¥27	¥472	¥3

Total derivatives	¥487,540	¥16,386	¥477,970	¥16,132

	Billions of yen
	March 31, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,229	¥1,472	¥16,257	¥1,511
Interest rate contracts	652,220	11,937	689,543	11,759
Credit contracts	37,075	2,066	38,432	2,093
Foreign exchange contracts	52,150	1,315	61,310	1,384
Commodity contracts	753	97	555	107

Total	¥758,427	¥16,887	¥806,097	¥16,854

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,531	¥32	¥535	¥4
Foreign exchange contracts	20	0	116	2

Total	¥1,551	¥32	¥651	¥6

Total derivatives	¥759,978	¥16,919	¥806,748	¥16,860

	Translation into billions of U.S. dollars
	March 31, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	$196.10	$17.78	$196.44	$18.26
Interest rate contracts	7,880.85	144.23	8,331.83	142.09
Credit contracts	447.98	24.96	464.38	25.29
Foreign exchange contracts	630.14	15.89	740.82	16.72
Commodity contracts	9.10	1.17	6.71	1.29

Total	$9,164.17	$204.03	$9,740.18	$203.65

Derivatives designated as hedging instruments:
Interest rate contracts	$18.50	$0.39	$6.47	$0.05
Foreign exchange contracts	0.24	0.00	1.40	0.02

Total	$18.74	$0.39	$7.87	$0.07

Total derivatives	$9,182.91	$204.42	$9,748.05	$203.72

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
(3)	Includes derivatives used for non-trading purposes which are not designated as accounting hedges.

Changes in fair value are recognized either through the consolidated statements of operations or other comprehensive income depending on the purpose for which the derivatives are used.

Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value recognized through the consolidated statement of operations within Revenue—Net gain (loss) on trading.

The following table presents amounts included in the consolidated statements of operations related to derivatives used for trading purposes by type of underlying derivative contract.

	Billions of yen		Translation into billions of U.S. dollars
	Year ended March 31
	2010	2011	2011
Derivatives used for trading purposes(1)(2):
Equity contracts	¥326	¥206	$2.49
Interest rate contracts	248	132	1.59
Credit contracts	(284)	88	1.06
Foreign exchange contracts	124	(171)	(2.07)
Commodity contracts	(1)	(10)	(0.12)

Total	¥413	¥245	$2.95

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as accounting hedges.

Fair value hedges

Nomura issues Japanese yen and foreign currency denominated debt with both fixed and floating interest rates. Nomura generally enters into swap agreements to convert fixed rate interest payments on its debt obligations to a floating rate and applies hedge accounting to these instruments. Derivative financial instruments designated as fair value hedges are carried at fair value. Changes in fair value of the hedging derivatives are recognized together with those of the hedged liabilities in the consolidated statements of operations within Interest expense.

The following table presents amounts included in the consolidated statements of operations related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen		Translation into billions of U.S. dollars
	Year ended March 31
	2010	2011	2011
Derivatives designated as hedging instruments:
Interest rate contracts	¥14	¥22	$0.27

Total	¥14	¥22	$0.27

Hedged items:
Long-term borrowings	¥(14)	¥(22)	$(0.27)

Total	¥(14)	¥(22)	$(0.27)

Net investment hedges

Effective from April 2010, Nomura designates foreign currency forwards and foreign currency denominated long-term debt as hedges of certain subsidiaries with significant foreign exchange risks and applies hedge accounting to these instruments. Accordingly, the effective hedging portion of the foreign exchange gains (losses) arising from the derivative contracts and non-derivative financial products designated as hedges is recognized through the consolidated statements of comprehensive income within Other comprehensive income (loss)—Change in cumulative translation adjustments, net of tax. This is offset by the foreign exchange adjustments arising from consolidation of the relevant foreign subsidiaries.

The following table presents gains (losses) from derivatives and non-derivatives designated as net investment hedges included in the consolidated statements of comprehensive income.

	Billions of yen		Translation into billions of U.S. dollars
	Year ended March 31
	2010	2011	2011
Hedging instruments:
Foreign exchange contracts	¥—	¥0	$0.00
Long-term borrowings	—	17	0.21

Total	¥—	¥17	$0.21

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of operations. There were no material gains (losses) during the year ended March 31, 2011.

Derivatives containing credit risk related contingent features

Nomura enters into certain OTC derivatives and other agreements containing credit-risk-related contingent features. These features would require Nomura to post additional collateral or settle the instrument upon occurrence of a credit event, the most common of which would be a downgrade in the Company's long-term credit rating.

The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of March 31, 2010, was ¥1,559 billion with related collateral pledged of ¥848 billion. In the event of a one-notch downgrade to Nomura's long-term credit rating, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥29 billion. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of March 31, 2011, was ¥1,779 billion ($21.50 billion) with related collateral pledged of ¥958 billion ($11.58 billion). In the event of a one-notch downgrade to Nomura's long-term credit rating, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥18 billion ($0.22 billion).

Credit derivatives

Credit derivatives are derivative instruments in which one or more of their underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities that expose the seller of the credit derivatives to potential loss from credit risk related events specified in the contract.

Written credit derivatives are instruments or embedded features where Nomura assumes third party credit risk, either as guarantor in a guarantee-type contract, or as the party that provides credit protection in an option-type contract, credit default swap, or any other credit derivative contract.

Nomura enters into credit derivatives as part of its normal trading activities as both purchaser and seller for credit risk mitigation, proprietary trading positions and for client transactions.

The most significant type of credit derivatives used by Nomura are single-name credit default swaps where settlement of the derivative is based on the credit risk of a single third party. Nomura also writes credit derivatives linked to the performance of credit default indices and issues other credit risk related portfolio products.

Nomura would have to perform under a credit derivative contract if a credit event as defined in the respective contract occurs. Typical credit events include bankruptcy, failure to pay and restructuring of obligations of the referenced security.

Credit derivative contracts written by Nomura are either cash or physically settled. In cash-settled instruments, once payment is made upon an event of a default, the contract usually terminates with no further payments due. Nomura generally has no right to assume the reference assets of the counterparty in exchange for payment, nor does Nomura usually have any direct recourse to the actual issuers of the reference assets to recover the amount paid. In physically-settled contracts, upon a default event, Nomura takes delivery of the reference asset in return for payment of the full notional amount of the contract.

Nomura actively monitors and manages its credit derivative exposures. Where protection is sold, risks may be mitigated by purchasing credit protection from other third parties either on identical underlying reference assets or on underlying reference assets with the same issuer which would be expected to behave in a correlated fashion. The most common form of recourse provision to enable Nomura to recover from third parties any amounts paid under a written credit derivative is therefore not through the derivative itself but rather through the separate purchase of credit derivatives with identical or correlated underlyings.

Nomura quantifies the value of these purchased contracts in the following tables in the column titled "Purchased Credit Protection". These amounts represent purchased credit protection with identical underlyings to the written credit derivative contracts which act as a hedge against Nomura's exposure. To the extent Nomura is required to pay out under the written credit derivative, a similar amount would generally become due to Nomura under the purchased hedge.

Credit derivatives have a stated notional amount which represents the maximum payment Nomura may be required to make under the contract. However, this is generally not a true representation of the amount Nomura will actually pay as in addition to purchased credit protection, other risk mitigating factors reduce the likelihood and amount of any payment, including:

The probability of default: Nomura values credit derivatives taking into account the probability that the underlying reference asset will default and that Nomura will be required to make payments under the contract. Based on historical experience and Nomura's assessment of the market, Nomura believes that the probability that all reference assets on which Nomura provides protection will default in a single period is remote. The disclosed notional amount, therefore, significantly overstates Nomura's true exposure on these contracts.

The recovery value on the underlying asset: In the case of a default, Nomura's liability on a contract is limited to the difference between the notional amount and the recovery value of the underlying reference asset. While the recovery value on a defaulted asset may be minimal, this does reduce amounts paid on these contracts.

Nomura holds assets as collateral in relation to written credit derivatives. However, these amounts do not enable Nomura to recover any amounts paid under the credit derivative but rather mitigate the risk of economic loss arising from a counterparty defaulting against amounts due to Nomura under the contract. Collateral requirements are determined on a counterparty level rather than individual contract, and also generally cover all types of derivative contracts rather than just credit derivatives.

The following tables present information about Nomura's written credit derivatives and purchased credit protection with identical underlyings as of March 31, 2010 and March 31, 2011, respectively.

	Billions of yen
	March 31, 2010
		Maximum Potential Payout/Notional					Notional
			Years to Maturity				Purchased Credit Protection
	Carrying value (Asset) / liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(377)	¥14,659	¥104	¥3,249	¥5,741	¥5,565	¥12,988
Credit default indices	174	13,319	51	1,801	4,693	6,774	11,837
Other credit risk related portfolio products	135	3,874	—	566	1,856	1,452	2,208
Credit risk related options and swaptions	0	7	—	5	—	2	5

Total	¥(68)	¥31,859	¥155	¥5,621	¥12,290	¥13,793	¥27,038

	Billions of yen
	March 31, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥56	¥18,933	¥2,082	¥8,416	¥6,953	¥1,482	¥17,020
Credit default indices	117	12,666	806	4,372	6,275	1,213	10,956
Other credit risk related portfolio products	19	3,552	247	2,421	696	188	2,143
Credit risk related options and swaptions	0	212	4	—	208	—	121

Total	¥192	¥35,363	¥3,139	¥15,209	¥14,132	¥2,883	¥30,240

	Translation into billions of U.S. dollars
	March 31, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	$0.68	$228.77	$25.16	$101.69	$84.01	$17.91	$205.66
Credit default indices	1.41	153.05	9.74	52.83	75.82	14.66	132.38
Other credit risk related portfolio products	0.23	42.92	2.98	29.25	8.42	2.27	25.89
Credit risk related options and swaptions	0.00	2.56	0.05	—	2.51	—	1.46

Total	$2.32	$427.30	$37.93	$183.77	$170.76	$34.84	$365.39

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

The following tables present information about Nomura's written credit derivatives by external credit rating of the underlying asset. Ratings are based on Standard & Poor's ("S&P"), or if not rated by S&P, based on Moody's Investors Service. If ratings from either of these agencies are not available, the ratings are based on Fitch Ratings Ltd. or Japan Credit Rating Agency, Ltd. For credit default indices, the rating is determined by taking the weighted average of the external credit ratings given for each of the underlying reference entities comprising the portfolio or index.

	Billions of yen
	March 31, 2010
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥668	¥922	¥4,469	¥4,912	¥2,201	¥1,487	¥14,659
Credit default indices	967	351	5,998	3,987	350	1,666	13,319
Other credit risk related portfolio products	23	—	—	—	—	3,851	3,874
Credit risk related options and swaptions	—	—	—	2	—	5	7

Total	¥1,658	¥1,273	¥10,467	¥8,901	¥2,551	¥7,009	¥31,859

	Billions of yen
	March 31, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,200	¥1,182	¥5,789	¥5,722	¥2,586	¥1,454	¥18,933
Credit default indices	1,228	375	5,592	3,202	577	1,692	12,666
Other credit risk related portfolio products	22	—	—	0	—	3,530	3,552
Credit risk related options and swaptions	25	—	29	154	4	—	212

Total	¥3,475	¥1,557	¥11,410	¥9,078	¥3,167	¥6,676	¥35,363

	Translation into billions of U.S. dollars
	March 31, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	$26.58	$14.28	$69.95	$69.14	$31.25	$17.57	$228.77
Credit default indices	14.84	4.53	67.57	38.69	6.97	20.45	153.05
Other credit-risk related portfolio products	0.27	—	—	0.00	—	42.65	42.92
Credit-risk related options and swaptions	0.30	—	0.35	1.86	0.05	—	2.56

Total	$41.99	$18.81	$137.87	$109.69	$38.27	$80.67	$427.30

(1)	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.